Stock-based compensation plans (Details 2) (Convertible Bond Plan [Member], JPY ¥)	12 Months Ended
Mar. 31, 2011
Convertible Bond Plan [Member]
Summary of the convertible bond plan
Beginning balance, shares outstanding	1,621,500
Forfeited or expired, shares	(1,073,000)
Ending balance, shares outstanding	548,500
Ending balance, shares exercisable	548,500
Beginning balance, weighted-average exercise price, outstanding	¥ 9,099
Weighted-average exercise price, forfeited or expired	¥ 10,208
Ending balance, weighted-average exercise price, outstanding	6,931
Ending balance, weighted-average exercise price, exercisable	¥ 6,931
Weighted-average remaining life, Outstanding at end of the fiscal year	1.00
Weighted-average remaining life, Exercisable at end of the fiscal year	1.00
Ending balance, total intrinsic value outstanding	0
Total Intrinsic Value, Exercisable at end of the fiscal year	¥ 0